UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21958
Exact name of registrant as specified in charter:	DGHM Investment Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 West 141st Terrace, Suite 119 Leawood, KS 66224
Registrant's telephone number, including area code:	800-653-2839
Date of fiscal year end:	Last day of February
Date of reporting period:	February 28, 2011

Item #1.  Reports to Stockholders.

Investment Advisor:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leakwood, Missouri 66224

Transfer Agent:

For account information, wire purchase or redemptions, call or write to DGHM All-Cap Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 Toll Free

Annual Report to Shareholders

DGHM ALL-CAP VALUE FUND
For the Year Ended February 28, 2011

DGHM V2000 SMALLCAP VALUE FUND
For the period July 1, 2010
(commencement of operations)
to February 28, 2011

Each a series of the DGHM Investment Trust
A “Series” Investment Company

DGHM INVESTMENT TRUST

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the ”Funds”).  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.  Mutual fund shares are not deposits or obligations of, or guaranteed by,  any depository institution.  Shares are not insured by the FDIC, Federal Reserve Board or another agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds not the Funds’ distributor is a bank.

Distributor:  First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-653-2839.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the funds will be successful in meeting its investment objectives.  Investment in the Funds is subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk.  More information about these risks and other risks can be found in the Funds’ prospectuses.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-653-2839.

An investor should consider the investment objectives, risks, and charges and expense of the Funds carefully before investing.  The prospectuses contain this and other information about the Funds.   Copies of the prospectuses are available by calling Shareholder Services at 1/800-653-2839.  The prospectuses should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, the investment advisor to the Funds.  The advisor waived or reimbursed part of the DGHM V2000 SmallCap Value Fund’s total expenses.  Had the investment advisor not waived or reimbursed expenses of this fund, this fund’s performance would have been worse.

This Annual Report was first distributed to shareholders on or about April 29, 2011.

For more information on your DGHM All-Cap Value Fund or your DGHM V2000 SmallCap Value Fund:

See our website at www.dghm.com or call our Shareholder Services Group toll-free at 1-800-653-2839.

Dear Shareholders of the DGHM All-Cap Value Fund:

For the fiscal year ended 2/28/11, we are pleased to report that the DGHM All-Cap Value Fund’s Investor Class shares returned 22.9%.  The Fund’s Class C shares returned 22.0%.  The Fund’s benchmark Index (Russell 3000 Value) returned 20.0% during this time period.  The expense ratio for the fund continues to fall as assets increase, which in turn, has resulted in less drag on performance.

Sectors that had a positive impact on performance were Technology, Healthcare, and Banks.  Technology was led by Teradata (+57%), which is a database warehouse software company.  Healthcare was led by Pharmaceutical Product Development, (+41%), which is a service company that conducts clinical trials for drug companies.  The Bank sector was led by SunTrust (+26%), which is a regional commercial bank based in Atlanta.

Sectors that had a negative impact on performance were Telecomm Services, Capital Goods, and Consumer Staples.  In the case of Telecomm Services and Capital goods, our stocks posted positive returns; they simply did not keep up with the stocks in the benchmark.   Consumer Staples was negatively impacted by Safeway (-11%) which is a grocery store chain.  The company has experienced margin pressures from rising raw material costs.  We continue to own the name as we believe that the company will be able to raise prices to offset their higher costs.

Given the events of the past several years in the economy and the stock market, I would like to remind all of our shareholders of the investment strategy that guides our stock picking:

■	We invest with a multi-year investment horizon rather than focusing on the month or quarter end.
■	We do not attempt to make macroeconomic calls. (I.e. predict economic growth, interest rates, currency levels, commodity prices etc.)
■	We do not predict the direction of the stock market.
■	We use a bottom-up selection process to attempt to identify companies that appear to be selling at a discount to our assessment of their potential value.
■	We focus on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which stocks we may purchase.
■	We also consider the following factors in deciding which companies may appear attractive:
▪	Quality of the business franchise
▪	Competitive advantage
▪	Economic or market conditions
▪	Deployment of capital
▪	Reputation, experience, and competence of the company’s management

■
We believe that stocks purchased at prices below their potential value not only protect capital, but also offer significant price appreciation once the market recognizes a particular stock’s potential value.

■
Generally, stocks are sold when the characteristics and factors used to select the security change or the stock has appreciated to the point where it is no longer attractive versus other potential opportunities.

As I commented on in last year’s shareholder letter, the volatility in the market has presented us with numerous opportunities to purchase stocks that adhere to our investment strategy across multiple sectors.

We appreciate the opportunity to serve as your Fund’s Investment Adviser.

Yours truly,

Jeffrey C. Baker

Executive Vice President

Dalton, Greiner, Hartman, Maher & Co. LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800) 653-2839.  Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Annual Report.

Dear Shareholders of DGHM V2000 SmallCap Value Fund:

The DGHM V2000 SmallCap Value Fund Class I shares increased 32.2% and the Investor Class increased 31.1% for the period June 30, 2010 to February 28, 2011.  This strong absolute return approximately matched the Russell 2000 Value index return of 31.5% for the same period.

The fund’s launch on June 30, 2010 coincided with rising concerns about a potential double-dip recession in the U.S.  Following a volatile summer, the markets received some welcome news in the early fall when Federal Reserve Chairman Ben Bernanke signaled he would keep in place a very accommodative monetary policy known as quantitative easing.  In addition, stock market participants cheered news of a more balanced Congress and a more favorable tax outlook.  All these positive macro events as well as improving earnings gave market participants confidence to increase their appetite for risk assets and drive equity markets higher.

The fund’s performance was led by strong stock selection in our Financial, Transportation and Technology sectors.  The poorest relative performing sectors were Retail, Basic Materials and Health Care.  Drilling down further to the stock level we had several large gainers.  AirTran Holdings gained 51% after the company received a takeover offer from Southwest Airlines.  One of our consumer stocks, Netflix, gained 59% driven by continued strong earnings growth.  Another winner was Berry Petroleum which doubled its share price due to rising commodity prices.  A couple of stocks which detracted from performance were Radioshack and Nutrisystems.  Electronic retailer Radioshack declined 19% due mainly to concerns about increasing competition and lower margins.   Nutrisystems declined 37% as future business indicators weakened due to an aggressive marketing campaign by a competitor.  While we think both of these stocks are attractively valued, the uncertain fundamentals in the near term will likely keep the shares range bound.  Consequently, we no longer hold these stocks.

At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high quality small cap stocks, one stock at a time.  We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength.  As the following table demonstrates, the collective effort of our nine sector specialists produced a portfolio with most characteristics superior to the benchmark.

Portfolio Characteristics as of February 28, 2011

Valuation                                                        DGHM V2000                                     Russell 2000 Value

EV/EBITDA(1)                                                8.7x                                       10.0x

Free Cash Flow Yield                                   5.3%                                       4.3%

Last 12 Months P/E                                      21.3x                                       23.7x

Dividend Yield                                               1.4%                                       0.3%

Profitability

EBITDA ROA (excludes cash)                    17.6%                                       12.1%

5YR Avg EBITDA ROA (excludes cash)   18.5%                                       13.0%

EBITDA Margins                                           14.7%                                       12.6%

Last 12 Months ROE                                      9.3%                                           6.8%

Balance Sheet

Net Debt / Total Capital                                 35.0%                                       34.4%

EBITDA / Interest Expense                            9.1x                                       7.3x

(1) EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization.  Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

Sincerely,

Peter Gulli, CFA

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800) 653-2839.  Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Annual Report.

**COMPARISON OF $10,000 INVESTMENT IN
DGHMALL-CAP VALUE FUND VS. THE RUSSELL 3000 VALUE
INDEX
INVESTOR SHARES**

12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
$11,653
$7,953
6/20/2007
2/29/2008
2/28/2009
2/28/2010
2/28/2011
DGHM ALL-CAP VALUE FUND INVESTOR SHARES
RUSSELL 3000 VALUE INDEX

[

	Investor Shares
	Total Return One Year Ended 2/28/2011	Average Annual Return Since Inception 06/20/07 to 02/28/11

DGHM All-Cap Value Fund:	22.89%	4.23%
Russell 3000 Index:	20.00%	-6.01%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.  You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.  The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations).  All dividends and distributions are reinvested, if any.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.  The Fund's investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2011.  There can be no assurance that this arrangement will continue in the future.  For more information, please see the Fund's prospectus.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.

COMPARISON OF $10,000 INVESTMENT IN
DGHMALL-CAP VALUE FUND VS. THE RUSSELL 3000 VALUE INDEX
CLASS C SHARES

12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
6/20/2007
2/29/2008
2/28/2009
2/28/2010
2/28/2011
$11,360
$7,953
DGHM ALL-CAP VALUE FUND CLASS C
RUSSELL 3000 VALUE INDEX

[

	Class C Shares
	Total Return One Year Ended 2/28/2011	Average Annual Return Since Inception 06/20/07 to 02/28/11

DGHM All-Cap Value Fund:	22.02%	3.51%
Russell 3000 Index:	20.00%	-6.01%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.  You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.  The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

The above returns for the Class C Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations).  All dividends and distributions are reinvested, if any.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.  The Fund's investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.5%, excluding 12b-1 fees, for the period ending June 30, 2011.  There can be no assurance that this arrangement will continue in the future.  For more information, please see the Fund's prospectus.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.

COMPARISON OF $10,000 INVESTMENT IN DGHMALL-CAP VALUE FUND VS. THE RUSSELL 3000 VALUE INDEX INSTITUTIONAL SHARES

15,000
14,000
13,000
12,000
11,000
10,000
9,000
$12,455
$12,340
7/19/2010
8/31/2010
11/30/2010
2/29/2011
DGHM ALL-CAP VALUE FUND INSTITUTIONAL SHARES
RUSSELL 3000 VALUE INDEX

Institutional Shares
Return Since Inception 07/19/10 to 02/28/11

DGHM All-Cap Value Fund:	24.55%
Russell 3000 Value Index:	23.40%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.  You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.  The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $10,000 at July 19, 2010 (Commencement of Operations).  All dividends and distributions are reinvested, if any.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.  The Fund's investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2011.  There can be no assurance that this arrangement will continue in the future.  For more information, please see the Fund's prospectus.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.

COMPARISON OF $10,000 INVESTMENT IN DGHM V2000 SMALLCAP VALUE FUND VS. THE RUSSELL 2000 VALUE INDEX INVESTOR SHARES

14,000
13,000
12,000
11,000
10,000
9,000
8,000
Thousands
6/30/2010
8/31/2010
11/30/2010
2/28/2011
$13,154
$13,105
DGHM V2000 SMALLCAP VALUE FUND-INVESTOR SHARES
RUSSELL 2000 VALUE INDEX

Investor Shares
Return Since Inception 06/30/10 to 02/28/11

DGHM SmallCap Value Fund:	31.05%
Russell 2000 Value Index:	31.54%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe.  It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment.  The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 30, 2010 (Commencement of Operations).  All dividends and distributions are reinvested, if any.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.  The Fund's investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.65%, excluding 12b-1 fees, for the period ending June 30, 2011.  There can be no assurance that this arrangement will continue in the future.  For more information, please see the Fund's prospectus.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.

**COMPARISON OF $10,000 INVESTMENT IN
DGHM V2000 SMALLCAP VALUE FUND VS. THE RUSSELL 2000 VALUE INDEX
INSTITUTIONAL SHARES**

15,000
14,000
13,000
12,000
11,000
10,000
9,000
Thousands
$13,224
$13,154
6/30/2010
8/31/2010
11/30/2010
2/28/2011
DGHM V2000 SMALLCAP VALUE FUND INSTITUTIONAL SHARES
RUSSELL 2000 VALUE INDEX

Institutional Shares
Return Since Inception 06/30/10 to 02/28/11

DGHM V2000 SmallCap Value Fund:	32.24%
Russell 2000 Value Index:	31.54%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe.  It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment.  The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $10,000 at June 30, 2010 (Commencement of Operations).  All dividends and distributions are reinvested, if any.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.  The Fund's investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.65%, excluding 12b-1 fees, for the period ending June 30, 2011.  There can be no assurance that this arrangement will continue in the future.  For more information, please see the Fund's prospectus.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.

DGHM ALL- CAP VALUE FUND
PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF 2/28/2011
Percentage of Net Assets
20%
15%
10%
5%
0%
Aerospace/Defense
Banks
Computers
Diversified Financial Services
Food
Healthcare
Insurance
Media
Miscellaneous Manufacturing
Oil & Gas Services
Real Estate Investment Trust
Retail
Telecommunications
Transportation
Industry Sector

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS February 28, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	96.49%

	AEROSPACE/DEFENSE	2.64%
32,366	General Dynamics Corporation		$ 2,463,700

	BANKS	3.26%
100,777	SunTrust Banks, Inc.		3,040,442

	COMPUTERS	5.24%
14,929	International Business Machines Corporation		2,416,707
51,757	Teradata Corporation*		2,475,019
			4,891,726
	DIVERSIFIED FINANCIAL SERVICES	10.20%
179,770	Fifth Third Bancorp		2,624,642
25,293	Franklin Resources, Inc.		3,177,307
79,624	JPMorgan Chase & Co.		3,717,644
			9,519,593
	FOOD	2.61%
48,565	H.J. Heinz Company		2,438,934

	HEALTHCARE	9.25%
54,356	Express Scripts, Inc.*		3,055,894
88,870	Pharmaceutical Product Development, Inc.		2,441,259
49,505	Stryker Corp.		3,131,686
			8,628,839
	INSURANCE	6.83%
45,992	ACE Limited		2,908,994
121,990	Protective Life Corp.		3,468,176
			6,377,170

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS February 28, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value

	MEDIA	9.20%
63,354	The DIRECTV Group, Inc. Class A*		$ 2,912,383
50,131	Omnicom Group, Inc.		2,551,668
69,886	Viacom, Inc."B"		3,121,109
			8,585,160
	MISCELLANEOUS MANUFACTURING	13.96%
30,167	3M Company		2,782,302
33,577	Becton, Dickinson and Co.		2,686,160
35,572	Clearwater Paper Corp.*		2,820,860
69,344	Mueller Industries, Inc.		2,356,309
65,210	Silgan Holdings, Inc.		2,378,861
			13,024,492
	OIL & GAS SERVICES	15.66%
53,870	Canadian Natural Resources Ltd.		2,709,661
29,690	Devon Energy Corp.		2,714,854
100,640	Piedmont Natural Gas Co. Inc.		2,948,752
32,917	Pioneer Natural Resources Co.		3,368,726
109,200	Vectren Corp.		2,874,144
.			14,616,137
	REAL ESTATE INVESTMENT TRUST	3.48%
40,421	Alexandria Real Estate Equities, Inc.		3,241,764

	RETAIL	5.21%
109,540	The Gap, Inc.		2,467,936
109,800	Safeway Inc.		2,395,836
			4,863,772
	TELECOMMUNICATIONS	3.58%
117,710	AT&T Inc.		3,340,610

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS February 28, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value

	TRANSPORTATION	5.37%
45,652	Tidewater Inc.		$ 2,840,011
29,430	United Parcel Service, Inc. "B"		2,171,934
			5,011,945

	TOTAL COMMON STOCKS	96.49%	90,044,284
	(Cost: $74,720,289)

	INVESTMENT COMPANIES	3.73%
3,481,344	WFA Treasury Plus Money Market Fund 0.1%**		3,481,344
	(cost: $3,481,344)

	TOTAL INVESTMENTS:
	(Cost: $78,201,633)	100.22%	93,525,628
	Other assets, net of liabilities	-0.22%	(203,210)
	NET ASSETS	100.00%	$ 93,322,418

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).
**Effective 7 day yield as of February 28, 2011

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF 2/28/2011

15%
10%
5%
0%
Percentage of Net Assets
Banks
Chemicals
Commercial Services
Computers/Software/Data
Diversified Real Estate
Healthcare
Home Furnishing
Human Resources
Insurance
Miscellaneous Manufacturing
Oil & Gas Services
Research
Retail
Semi-Conductor
Steel
Technology
Transportation
Uniforms
Industry Sector

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS February 28, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value
	COMMON STOCKS	96.32%

	BANKS	11.55%
2,020	Brookline Bancorp, Inc.		$ 20,988
594	Community Trust Bancorp, Inc.		16,994
2,160	First Commonwealth Financial Corp.		14,148
2,107	Old National Bancorp		23,599
1,553	Provident Financial Services		23,000
943	United Financial Bancorp, Inc.		14,720
696	Webster Financial Corp.		16,133
756	WesBanco, Inc.		15,755
			145,337
	CHEMICALS	3.64%
373	Ashland Inc.		21,000
1,785	PolyOne Corp.*		24,775
			45,775
	COMMERCIAL SERVICES	1.72%
459	Steiner Leisure Ltd.*		21,646

	COMPUTERS/SOFTWARE/DATA	3.51%
1,242	Acxiom Corp.*		21,288
2,249	Lawson Software, Inc.*		22,805
			44,093
	DIVERSIFIED REAL ESTATE INVESTMENTS	14.30%
756	American Assets Trust Inc.*		16,299
981	BioMed Realty Trust, Inc.		17,805
1,214	CBL & Associates Properties, Inc.		21,670
1,039	Colonial Properties Trust		20,479
2,274	Cousins Properties, Inc.		19,284
2,265	DCT Industrial Trust Inc.		12,729
650	Gaylord Entertainment Co.*		23,419
2,430	Hersha Hospitality Trust		15,965
DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS February 28, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value
572	Mack-Cali Realty Corp.		$ 19,414
331	Post Properties, Inc.		12,909
			179,973
	HEALTHCARE	5.34%
207	Bio-Rad Laboratories, Inc.*		23,631
441	Catalyst Health Solutions, Inc.*		19,938
472	Integra LifeSciences Holding*		23,671
			67,240
	HOME FURNISHING	1.21%
325	Tempur-Pedic International Inc.*		15,255

	HUMAN RESOURCES	1.21%
478	Robert Half International, Inc.		15,248

	INSURANCE	7.76%
806	Aspen Insurance Holdings Ltd.		23,817
1,480	First American Financial Corp.		23,325
860	Horace Mann Educators Corp.		14,577
350	Platinum Underwriters Holdings, Ltd.		14,595
750	Protective Life Corp.		21,323
			97,637
	MISCELLANEOUS MANUFACTURING	12.32%
632	Bemis Company, Inc.		20,761
546	Brady Corp. Class A		19,514
248	Clearwater Paper Corp.*		19,666
2,390	GT Solar International Inc.*		25,549
732	Herman Miller, Inc.		19,720
556	Mueller Industries, Inc.		18,893
141	NACCO Industries, Inc. Class A		17,562
177	Polaris Industries Inc.		13,355
			155,020
DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS February 28, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value

	OIL & GAS SERVICES	11.52%
583	Atmos Energy Corp.		$ 19,717
484	Berry Petroleum Co. Class A		25,163
470	Bill Barrett Corp.*		18,274
332	Nicor Inc.		17,510
530	Petroleum Development Corp.*		24,873
570	Piedmont Natural Gas Co., Inc.		16,701
530	Swift Energy Co.*		22,763
.			145,001
	RESEARCH	2.07%
1,111	Parexel International Corp.*		26,075

	RETAIL	8.93%
176	Carter's, Inc.*		5,044
1,220	Chico's FAS, Inc.		16,763
611	Genesco Inc.*		24,147
830	Nutrisystem, Inc.		10,981
584	Papa John's International, Inc.*		17,041
340	Snap-on Inc.		19,526
475	Weis Markets, Inc.		18,843
			112,345
	SEMICONDUCTOR	1.593%
3,020	Lattice Semiconductor Corp.*		20,053

	STEEL	1.34%
305	Reliance Steel & Aluminum Co.		16,876

	TECHNOLOGY	2.23%
392	Anixter International Inc.		28,075

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS February 28, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value

	TRANSPORTATION	3.30%
1,130	Heartland Express, Inc.		$ 18,747
966	Werner Enterprises, Inc.		22,749
			41,496
	UNIFORMS	1.36%
303	UniFirst Corp.		17,089

	UTILITIES	1.42%
424	Pinnacle West Capital Corp.		17,906

	TOTAL COMMON STOCKS	96.32%	1,212,140
	(Cost: $1,053,549)

	INVESTMENT COMPANIES	1.55%
19,545	WFA Treasury Plus Money Market Fund 0.1%**		19,545
	(Cost: $19,545)

	Total Investments
	(Cost $1,073,094)	97.87%	1,231,685
	Other assets, net of liabilities	2.13%	26,853
	NET ASSETS	100.00%	$ 1,258,538

*Non-Income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).

**Effective 7 day yield as of February 28, 2011

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
At February 28, 2011
	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund
ASSETS
Investments at fair value (identified cost of $78,201,633
and $1,073,094, respectively) (Note 1)	$ 93,525,628	$ 1,231,685
Receivable for investments sold	-	9,859
Receivable for capital stock sold	674,406	-
Dividends receivable	94,462	1,293
Interest receivable	27	-
Due from advisor	-	13,564
Prepaid expenses	20,744	6,010
TOTAL ASSETS	94,315,267	1,262,411
LIABILITIES
Payable for securities purchased	903,562	165
Payable for capital stock redeemed	5,276	-
Accrued investment management fees	44,750	-
Accrued 12b-1 fees	16,057	131
Accrued administration, accounting and transfer agent fees	6,404	2,050
Other accrued expenses	16,800	1,527
TOTAL LIABILITIES	992,849	3,873

NET ASSETS	$ 93,322,418	$ 1,258,538
Net Assets Consist of:
Paid-in-capital applicable to 8,053,072 and 96,893 no par value shares of beneficial interest outstanding, respectively	$ 79,157,024	$ 1,087,177
Accumulated net realized gain (loss) on investments	(1,158,601)	12,770
Net unrealized appreciation (depreciation) of investments	15,323,995	158,591
Net Assets	$ 93,322,418	$ 1,258,538

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class ($71,124,014 / 6,129,969 shares
outstanding and $260,363 / 20,153 shares
outstanding, respectively)	$ 11.60	$ 12.92
Class C (a) ($4,712,731 / 414,899 shares outstanding)	$ 11.36	N/A

Institutional Class ($17,485,673 / 1,508,204 shares
outstanding and $998,175 / 76,740 shares
outstanding, respectively)	$ 11.59	$ 13.01

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)
See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENT OF OPERATIONS
	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund
	For the year ended February 28, 2011	For the period June 30, 2010* to February 28, 2011
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $4,945 and $ - , respectively)	$ 915,577	$ 10,767
Interest	268	3
Miscellaneous	878	-
Total investment income	916,723	10,770
EXPENSES
Investment management fees (Note 2)	391,683	4,362
12b-1 fees (Note 2)
Investor Class	134,451	286
Class C	32,756	-
Recordkeeping and administrative services (Note 2)	60,163	13,314
Accounting fees (Note 2)	30,129	13,314
Custodian fees	10,389	4,261
Transfer agent fees (Note 2)	-	10,113
Investor Class	35,540	-
Class C	2,340	-
Institutional Class	965	-
Professional fees	51,472	6,650
Filing and registration fees	42,769	1,730
Trustee fees	8,474	2,026
Compliance fees	19,169	4,414
Shareholder servicing and reports	-	1,978
Investor Class	17,632	26
Class C	1,439	-
Institutional Class	59	6,038
Other	61,695	16,567
Total expenses	901,125	85,079
Fee waivers and reimbursed expenses (Note 2)	-	(75,763)
Net Expenses	901,125	9,316
Net investment income (loss)	15,598	1,454
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,392,997	29,173
Net increase (decrease) in unrealized appreciation (depreciation) of investments	9,236,856	158,591
Net realized and unrealized gain (loss) on investments	13,629,853	187,764
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 13,645,451	$ 189,218

* Commencement of operations
See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund
	For the Year ended February 28, 2011	For the Year ended February 28, 2010	For the period June 30, 2010* to February 28, 2011

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 15,598	$ 61,491	$ 1,454
Net realized gain (loss) on investments	4,392,997	(174,073)	29,173
Change in net unrealized appreciation
(depreciation) on investments	9,236,856	16,269,388	158,591
Increase (decrease) in net assets from operations	13,645,451	16,156,806	189,218
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	(6,897)	(102,437)	-
Institutional Class	(17,360)	-	(2,118)
Net realized gain
Investor Class	-	-	(2,978)
Institutional Class	-	-	(13,425)
Decrease in net assets from distributions	(24,257)	(102,437)	(18,521)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	28,507,623	16,005,421	232,768
Class C	2,171,909	312,433	-
Institutional Class	16,440,096	-	853,949
Distributions reinvested
Investor Class	5,805	84,843	2,978
Institutional Class	8,893	-	12,280
Shares redeemed
Investor Class	(12,887,434)	(19,955,304)	(14,134)
Class C	(466,156)	(197,195)	-
Institutional Class	(53,325)	-	-
Increase (decrease) in net assets from capital
stock transactions	33,727,411	(3,749,802)	1,087,841
NET ASSETS
Increase (decrease) during period	47,348,605	12,304,567	1,258,538
Beginning of period	45,973,813	33,669,246	-
End of period (including undistributed
net investment income (loss) of $- , $4,316,
and $ - , respectively)	$ 93,322,418	$ 45,973,813	$ 1,258,538

* Commencement of operations.
See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Investor Class Shares
	Year ended February 28,					Period June 20, 2007*
						to
	2011		2010	2009		February 29, 2008
Net asset value, beginning of period	$ 9.44		$ 6.26	$ 9.26		$ 10.00
Investment activities
Net investment income (loss)	-	(B) (C)	0.01	0.02		0.01
Net realized and unrealized gain
(loss) on investments	2.16		3.19	(3.01)		(0.75)
Total from investment activities	2.16		3.20	(2.99)		(0.74)
Distributions
Net investment income	-	(B)	(0.02)	(0.01)		-
Total distributions	-		(0.02)	(0.01)		-
Net asset value, end of period	$ 11.60		$ 9.44	$ 6.26		$ 9.26
Total Return	22.89%		51.17%	(32.26%)		(7.40%)	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.47%		1.71%	1.75%	(A)	1.75%	**(A)
Net investment income (loss)	0.04%		0.19%	0.71%	(A)	0.20%	**(A)
Portfolio turnover rate	53.05%		101.89%	90.97%		80.71%	***
Net assets, end of period (000's)	$ 71,124		$ 43,669	$ 32,223		$ 2,066

*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008.  The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(B) Less than $0.01 per share.
(C)	Per share amounts calculated using the average number of shares outstanding.
See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Class C Shares
	Year ended February 28					Period June 20, 2007* to February 29, 2008

	2011		2010	2009
Net asset value, beginning of period	$ 9.31		$ 6.20	$ 9.22		$ 10.00
Investment activities
Net investment income (loss)	(0.07)	(C)	(0.04)	-	(B)	(0.03)
Net realized and unrealized gain
(loss) on investments	2.12		3.15	(3.02)		(0.75)
Total from investment activities	2.05		3.11	(3.02)		(0.78)
Distributions
Net investment income	-		-	-		-
Total distributions	-		-	-		-
Net asset value, end of period	$ 11.36		$ 9.31	$ 6.20		$ 9.22
Total Return	22.02%		50.16%	(32.75%)		(7.80%)	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	2.23%		2.46%	2.50%	(A)	2.50%	**(A)
Net investment income (loss)	(0.69%)		(0.56%)	(0.04%)	(A)	(0.55%)	**(A)
Portfolio turnover rate	53.05%		101.89%	90.97%		80.71%	***
Net assets, end of period (000's)	$ 4,713		$ 2,304	$ 1,446		$ 2,038
*Commencement of operations
** Annualized
*** Not annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72 % for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008.  The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(B) Less than $0.01 per share.
(C)	Per share amounts calculated using the average number of shares outstanding.
See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Institutional Class Shares

	Period July 19, 2010* to February 28, 2011

Net asset value, beginning of period	$ 9.33
Investment activities
Net investment income (loss)	0.03	(A)
Net realized and unrealized gain
(loss) on investments	2.26
Total from investment activities	2.29
Distributions
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$ 11.59
Total Return	24.55%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.11%	**
Net investment income (loss)	0.46%	**
Portfolio turnover rate	53.05%	***
Net assets, end of period (000's)	$ 17,486

*Commencement of operations
** Annualized
*** Not annualized
(A)		Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Investor Class Shares
	Period June 30, 2010* to February 28, 2011

Net asset value, beginning of period	$ 10.00
Investment activities
Net investment income (loss)	-	(A)(B)
Net realized and unrealized gain
(loss) on investments	3.10
Total from investment activities	3.10
Distributions
Net investment income	-
Realized gains	(0.18)
Total distributions	(0.18)
Net asset value, end of period	$ 12.92
Total Return	31.05%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	15.71%	**
Expenses, net	1.90%	**
Net investment income (loss)	0.07%	**
Portfolio turnover rate	33.60%	***
Net assets, end of period (000's)	$ 260

*Commencement of operations
** Annualized
*** Not annualized
(A) Less than $0.01 per share.
(B)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Institutional Class Shares

	Period June 30, 2010* to February 28, 2011

Net asset value, beginning of period	$ 10.00
Investment activities
Net investment income (loss)	0.02	(A)
Net realized and unrealized gain
(loss) on investments	3.20
Total from investment activities	3.22
Distributions
Net investment income	(0.03)
Realized gains	(0.18)
Total distributions	(0.21)
Net asset value, end of period	$ 13.01
Total Return	32.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	15.46%	**
Expenses, net	1.65%	**
Net investment income (loss)	0.32%	**
Portfolio turnover rate	33.60%	***
Net assets, end of period (000's)	$ 998

*Commencement of operations
** Annualized
*** Not annualized
(A)		Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the "Funds") are series of the DGHM Investment Trust (the "Trust").  The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company.  The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices.  Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”).  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Investment companies are valued at net asset value.  If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange.  The value of these securities used in computing the Funds’ net asset value is determined as of such times.

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

 In accordance with GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
All-Cap Fund
Common Stocks	$90,044,284	$-	$-	$90,044,284
Investment Companies	3,481,344	-	-	3,481,344
	$93,525,628	$-	$-	$93,525,628
SmallCap Fund
Common Stocks	$1,212,140	$-	$-	$1,212,140
Investment Companies	19,545	-	-	19,545
	$1,231,685	$-	$-	$ 1,231,685

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry.  The Funds held no Level 3 securities at any time during the period.  There were no transfers into or out of Levels 1 and 2 during the period ended February 28, 2011.

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis.   Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Funds recognize tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities.  Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns.  The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The All-Cap Fund’s Federal tax returns filed in the three-year period ended February 28, 2011 remain subject to examination by the Internal Revenue Service.  Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.   As of February 28, 2011, All-Cap Fund decreased paid-in-capital and decreased accumulated net investment loss by $4,343 and SmallCap Fund decreased paid-in-capital and decreased net investment loss by $664.

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares:  Investor Shares, Class C and Institutional Class shares.  Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees.  Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Class C shares are subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date.  The contingent deferred sales charge is payable to the Distributor of the Trust.  Class C shares automatically convert into Investor Shares after seven years.  Effective February 25, 2010, Class A Shares of the All-Cap Fund were re-designated as Investor Shares. As of February 28, 2011, there were no Class C shares of SmallCap Fund outstanding.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund.  For the year ended February 28, 2011, the Advisor earned $391,683 in advisory fees from the All-Cap Fund.  As of February 28, 2011, the Advisor was due $44,750 from the All-Cap Fund.  For the period June 30, 2010 (commencement of the SmallCap Fund’s operations) to February 28, 2011, the Advisor earned and waived $4,362 in advisory fees from the SmallCap Fund.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds through June 30, 2011, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% and 1.65% of average daily net assets of the All-Cap Fund and the SmallCap Fund, respectively. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act.  In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor.  Additionally, fees reimbursed to the Funds relating to brokerage/services arrangements shall not be taken into account in determining the Funds’ total operating expenses so as to benefit the Advisor.  Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds.  In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds after March 1, 2009.  The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years (beginning March 1, 2009), less any reimbursement previously paid by the Funds to the Advisor with respect to such

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

waivers, reductions and payments.  Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed.  As of February 28, 2011, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund.  For the period June 30, 2010 (commencement of operations of the Fund) to February 28, 2011, the Advisor earned and waived $4,362 in advisory fees and reimbursed expenses of $71,401 for the SmallCap Fund.  At February 28, 2011, the Fund was due $13,564 from the Advisor.  The total amount of recoverable reimbursements as of February 28, 2011 was $75,763 and will expire February 28, 2014.

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”).  Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares.  The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares.  These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares.  The 0.25% fee for the Investor Shares is a service fee.  The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  The All-Cap Fund incurred $134,451 and $32,756, in 12b-1 fees under the Plans with respect to Investor Shares and Class C Shares, respectively, for the year ended February 28, 2011.   The SmallCap Fund incurred $286 in 12b-1 fees under the Plans with respect to Investor Shares for the period June 30, 2010 (commencement of operations of the Fund) to February 28, 2011.

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor.  For the year ended February 28, 2011, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares.  In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase.  Shares redeemed subject to a CDSC will receive a lower redemption value per share.  For the year ended February 28, 2011, FDCC received no CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds.  For such administrative services, CSS receives 0.10% per annum of average daily net assets of the Funds on the first $75 million and 0.07% per annum of the average daily net assets over $75 million.  For the year ended February 28, 2011, CSS earned $60,163 for its services and at February 28, 2011, was due $2,821 from the All-Cap Fund.  For the period June 30, 2010 (commencement of operations of the Fund) to February 28, 2011, CSS earned $13,314 for its services and at February 28, 2011, was due $766 from the SmallCap Fund.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent.  For such services, CFSI receives the greater of a basis point charge or a per-account charge, subject to a $10,000 minimum per year.   CFSI earned $38,845 for its services for the year ended February 28, 2011 and at February 28, 2011, was due $1,930 from the All-Cap Fund. CFSI earned $10,113 for its services for the period June 30,

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

2020 (commencement of operations of the Fund) to February 28, 2011 and at February 28, 2011, was due $623 from the SmallCap Fund.

Commonwealth Fund Accounting (“CFA”) is the Funds’ pricing agent.  CFA earned $30,129 for its services for the year ended February 28, 2011 and at February 28, 2011, was due $1,653 from the All-Cap Fund.   CFA earned $13,314 for its services for the period June 30, 2010 (commencement of operations of the Fund) to February 28, 2011 and at February 28, 2011, was due $661 from the SmallCap Fund.

One Trustee and officers of the Trust are also officers of the Advisor.  One officer of the Fund is also an officer and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended February 28, 2011, were $62,245,419 and $31,285,683, respectively for the All-Cap Fund.   The cost of purchases and proceeds from the sales of securities other than short-term notes for the period June 30, 2010 (commencement of operations of the Fund)  to February 28, 2011, were $1,305,948 and $281,097, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the period ended February 28, 2011 and the year ended February 28, 2010 were as follows:

	All-Cap Fund		SmallCap Fund
	Year Ended	Year Ended	June 30, 2010* to
	February 28, 2011	February 28, 2010	February 28, 2011
Distributions paid from:
Ordinary income	$24,257	$ 102,437	$ 18,521

* commencement of operations

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

As of February 28, 2011, the components of distributable earnings on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund
Accumulated net realized gain (loss) on investments	$ (824,277)	$ 12,770
Unrealized appreciation (depreciation)	14,989,671	158,591
	$ 14,165,394	$ 171,361

As of February 28, 2011, the All-Cap Fund has a capital loss carryforward of $824,277 available to offset future gains, if any.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.  The capital loss carryforward expires on  February 28, 2018.

Cost of securities for Federal Income tax purpose is $78,535,956 for All-Cap Fund and $1,073,094 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$ 15,405,109	$ 170,624
Gross unrealized depreciation	(415,438)	(12,033)
Net unrealized appreciation (depreciation)	$ 14,989,671	$ 158,591

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the Funds were:

	All-Cap Fund
	Year Ended February 28, 2011				Period July 19, 2010* to February 28, 2011
	Investor Class		Class C		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,753,934	$ 28,507,623	213,812	$2,171,909	1,512,293	$16,440,096
Shares reinvested	529	5,805	-	-	773	8,893
Shares redeemed	(1,252,746)	(12,887,434)	(46,505)	(466,156)	(4,862)	(53,325)
Net increase (decrease)	1,501,717	$15,625,994	167,307	$1,705,753	1,508,204	$16,395,664

*Commencement of operations.

	All-Cap Fund
	Year ended February 28, 2010
	Investor Class		Class C
	Shares	Amount	Shares	Amount
Shares sold	1,937,288	$ 16,005,421	39,096	$ 312,433
Shares reinvested	8,920	84,843	-	-
Shares redeemed	(2,467,699)	(19,955,304)	(24,714)	(197,195)
Net increase (decrease)	(521,491)	$ (3,865,040)	14,382	$ 115,238

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2011

	SmallCap Fund Period June 30, 2010* to February 28, 2011
	Investor Class		Class C
	Shares	Amount	Shares	Amount
Shares sold	21,029	$ 232,768	75,769	$ 853,949
Shares reinvested	237	2,978	971	12,280
Shares redeemed	(1,113)	(14,134)	-	-
Net increase (decrease)	20,153	$ 221,612	76,740	$ 866,229

*Commencement of operations.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expects that risk of loss to be remote.

NOTE 7 - SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of DGHM Investment Trust
and the Shareholders of DGHM All-Cap Value Fund
and DGHM V2000 SmallCap Value Fund

We have audited the accompanying statement of assets and liabilities of DGHM All-Cap Value Fund, a series of shares of the DGHM Investment Trust, including the schedule of investments, as of February 28, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from June 20, 2007 (commencement of operations) through February 29, 2008.  We have also audited the accompanying statement of assets and liabilities of DGHM V2000 SmallCap Value Fund, a series of shares of the DGHM Investment Trust, including the schedule of investments, as of February 28, 2011, and the related statements of operations and changes in net assets and the financial highlights for the period June 30, 2010 (commencement of operations) through February 28, 2011. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund as of February 28, 2011, the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

                             /s/ BBD, LLP
                              BBD, LLP
Philadelphia, Pennsylvania
April 28, 2011

SUPPLEMENTAL INFORMATION (unaudited)
DGHM Investment Trust (the “Trust”)

Information pertaining to the Trustees and officers of the Trust is set for the below.  The names, addresses and age of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.  The Trustee who is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the Trustees and the officer and is available without charge, upon request by calling, toll-free, (800) 773-3863. The address of each trustee and officer of the Trust, unless otherwise indicated, is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 233235.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Trustees:
Jeffrey C. Baker* 565 Fifth Avenue Suite 2101 New York, NY 10017 45	Trustee, President, and Principal Executive Officer since 04/07	1
Executive Vice President, Dalton, Greiner, Hartman, Maher & Co., LLC (investment advisor to the Fund) since 2005; previously, Senior Vice President, Dalton, Greiner, Hartman, Maher & Co., LLC, 2002 to 2005; and Vice President, Dalton, Greiner, Hartman, Maher & Co., LLC, 2000 to 2002.
				None
Independent Trustees:
Jack E. Brinson 79	Trustee since 04/07	1	Retired since January 2000; previously, President, Brinson Investment Co. (personal investments) and President, Brinson Chevrolet, Inc. (auto dealership).
Independent Trustee of the following:  Gardner Lewis Investment Trust for the two series of that trust; The Nottingham Investment Trust II for the four series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Tilson Investment Trust for the two series of that trust and Starboard Investment Trust for the eleven series of that trust; and Giordano Investment Trust for the one series of that trust (all registered investment companies).

Theo H. Pitt, Jr. 75	Trustee and Chairman since 04/07	1
Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003 to 2008.

Independent Trustees of Gardner Lewis Investment Trust for the two series of that trust;  and interested trustee of the Starboard Investment Trust for the eleven series of that trust (all registered investment companies).

Officers:
Thomas F. Gibson 565 Fifth Avenue Suite 2101 New York, NY 10017 47	Treasurer and Principal Financial Officer since 04/07	N/A
Vice President, Chief Financial Officer, and Chief Compliance Officer, Dalton, Greiner, Hartman, Maher & Co., LLC since 2005; previously, Chief Financial Officer and Chief Compliance Officer, Bingham Legg Advisers, LLC, 1999 to 2005.
				N/A

SUPPLEMENTAL INFORMATION (unaudited)
DGHM Investment Trust (the “Trust”)

Lauren Jones 29	Assistant Secretary since 12/09	N/A	Relationship Manager, Commonwealth Shareholder Services since 2006;previously, Account Manager, Insider NYC, an event Planning firm, from 2004 to 2005	N/A
Karen Shupe 47	Secretary and Assistant Treasurer since 11/08	N/A	Managing Director of Fund Operations, Commonwealth Shareholder Services, Inc., since 2003; previously, Financial Reporting Manager, Commonwealth Shareholder Services, Inc., 2001 to 2003.	N/A
Julian Winters 1701 Sunset Avenue Suite 203 Rocky Mount, NC 27804 42	Chief Compliance Officer since 11/08	NA
Managing Member of Watermark Solutions (investment compliance and consulting) since March 2007; previously, Vice-President – Compliance Administration, the Nottingham Company (investment company administrator and fund accountant) 1998 to 2007
N/A

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) supervises the investments of the DGHM All-Cap Value Fund (the “Fund”), a series portfolio of the DGHM Investment Trust (the “Trust”), pursuant to an Investment Advisory Agreement (the “Agreement”) between the Advisor and the Trust with respect to the Fund. At the quarterly meeting of the Board of Trustees of the Trust (the “Board” or “Trustees”) that was held on February 8, 2011, the Trustees, including a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such party as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), voting separately, unanimously approved the renewal of the Agreement for a one-year period from March 1, 2011 until February 28, 2012, under the terms and for the compensation described therein.

In considering whether to approve the Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

In assessing the factors described above and reaching its decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process.  At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Agreement and a proposed Expense Limitation Agreement between the Advisor and the Trust with respect to the Fund (the “Expense Limitation Agreement”); materials provided by the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative performance and expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from 1940 Act law group (counsel to the Fund) that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the types of information and factors that should be considered in order to make an informed decision.

Provided below is an overview of the factors the Board considered at its Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1.           Nature, Extent and Quality of the Services Provided by the Advisor.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Fund among the Fund’s service providers and the Independent Trustees; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel.  The Trustees noted that several of the officers of the Trust, including the principal executive officer and principal financial officer for the Trust were employees of the Advisor, and they served the Trust without additional compensation.  After reviewing the foregoing information and further information in the Advisor’s memorandum (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund..

2.           Investment Performance of the Fund and the Advisor.
In considering the investment performance of the Fund and the Advisor, the Trustees compared the performance of the Fund for various periods during the Fund’s existence with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e.g., Lipper peer group data). The Trustees also considered the consistency of the Advisor’s management of the Funds with the investment objectives and policies. The Trustees noted that the Fund’s performance in the short-term was generally better than that of its specifically identified peers and during the short time that the Fund has been in existence. The Trustees also considered the Fund's performance relative to other accounts managed by the Advisor, all of which are managed in the same manner as the Fund.  The Trustees noted that the Fund's year-to-date performance was generally comparable to the performance of other accounts managed by the Advisor.  After reviewing and discussing the performance of the Fund further, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Advisor was satisfactory.

3.           Costs of the Services to be Provided and Profits to be Realized by the Advisor.
In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the financial condition of the Advisor and the level of commitment to the Fund by the Advisor and its principals; the asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments. The Trustees considered financial statements of the Advisor and discussed the financial stability and productivity of the firm. The Trustees also considered potential benefits for the Advisor in managing the Fund, including the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients. The Trustees considered the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Board determined that the Fund’s expenses, including the management fee, were higher than some of the comparable funds and lower than others. Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund, the costs of the services to be provided, and the profits that may be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

4.           Economies of Scale.
In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from a potential expense limitation arrangement until the Fund’s expenses fell below the expense cap. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than the Advisor.  Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the potential expense limitation arrangement provided potential savings or protection for the benefit of the Fund’s investors.

5.           Advisor’s Practices Regarding Brokerage and Portfolio Transactions.
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards for seeking best execution for Fund portfolio transactions. The Trustees also considered a discussion of historical and anticipated portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor. The Trustees noted that the Advisor considers a number of factors when seeking best execution, including, but not limited to, the firm’s research provided, execution capability, commission rate, financial responsibility, and responsiveness. Additionally, the Board noted that the Advisor utilizes alternative trading venues, such as ECNs, to decrease the average cost of transactions to the Fund.  After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

6.           Advisor’s Practices Regarding Possible Conflicts of Interest.
In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; and the substance and administration of the Advisor’s code of ethics. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the renewal of the Agreement for a one-year period from March 1, 2011 until February 28, 2012, under the terms and for the compensation described therein.

DGHM INVESTMENT TRUST (unaudited)

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.    This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2010, and held for the six months ended February 28, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM ALL-CAP VALUE FUND

INVESTOR CLASS	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 through February 28, 2011
Actual	$1,000.00	$1,258.10	$8.34
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.45

CLASS C	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 through February 28, 2011
Actual	$1,000.00	$1,253.90	$12.63
Hypothetical (5% return before expenses)	$1,000.00	$1,013.70	$11.28

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 through February 28, 2011
Actual	$1,000.00	$1,259.00	$6.67
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.96

* - Expenses are equal to the Fund’s annualized expense ratio of 1.47%  for Investor Class,  2.24% for Class C and 1.15% for Institutional Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

DGHM V2000 SMALLCAP VALUE FUND

INVESTOR CLASS	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 through February 28, 2011
Actual	$1,000.00	$1,307.90	$10.30
Hypothetical (5% return before expenses)	$1,000.00	$1,016.00	$9.00

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 through February 28, 2011
Actual	$1,000.00	$1,309.30	$8.87
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.75

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90%  for Investor Class and 1.65% for Institutional Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

ITEM 2.  CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)
There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit  committee  together  offer the  registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,000 for 2011 and $13,500 for 2010.

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $0 for 2010.

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2011 and $2,000 for 2010.

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2011 and $0 for 2010.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal accountant  to  the Fund.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)            NA

(c)           100%

(d)           NA

(f)
The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2011 and $0 for 2010.

(h)	Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

 Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)
There  were no  changes  in the  registrant's  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period  covered by the report that has materially affected or is reasonably likely to  materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DGHM Investment Trust

By:   /s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer

Date:              May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer,
DGHM Investment Trust

Date:              May 9, 2011

By:   /s/ Thomas F. Gibson
Thomas F. Gibson
Principal Financial Officer,
DGHM Investment Trust

Date:              May 9, 2011